Lease Liabilities (Details Narrative) - NZD ($) $ in Thousands	Jan. 31, 2020	Feb. 02, 2019	Jan. 31, 2019
Lease liabilities [abstract]
Right-of-use assets	$ 23,809	$ 26,158
Reduction to lease contribution provisions		1,102
Lease liability	25,831	27,899
Reduction to retained earnings		639
Adjustment to opening retained earnings	$ 639	$ 639
Incremental borrowing rate		6.00%